SHARE CAPITAL (Details Textual)		1 Months Ended										3 Months Ended		9 Months Ended							12 Months Ended
		Jun. 30, 2015 USD ($) $ / shares shares	May. 27, 2015 USD ($) $ / shares shares	Apr. 21, 2015 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Mar. 27, 2015 USD ($) $ / shares shares	Feb. 26, 2015 USD ($) $ / shares $ / perunit shares	Feb. 25, 2015 USD ($) shares	Jun. 30, 2014 USD ($) shares	May. 30, 2014 USD ($) shares	Apr. 30, 2014 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) shares	Sep. 30, 2014 USD ($) shares	Sep. 30, 2015 USD ($) shares	Dec. 31, 2014 USD ($) $ / shares shares		Dec. 31, 2014 CAD shares		Sep. 30, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares	Mar. 31, 2014 USD ($) $ / shares shares	Mar. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2014 CAD / shares	Mar. 31, 2014 CAD / shares	Mar. 31, 2013 CAD / shares	Mar. 31, 2012 USD ($) shares
Debt Conversion, Converted Instrument, Shares Issued | shares															33,333		33,333
Stock Issued During Period, Value, Stock Options Exercised															$ 228,875				$ 228,875
Stock Issued During Period, Value, Issued for Services																						$ 117,192
Share-based Compensation												$ 26,724	$ 13,550	$ 1,695,919	112,573				70,679	$ 0	$ 0	0
Class of Warrant or Right, Outstanding | shares												18,049,075		18,049,075
Stockholders' Equity Attributable to Parent, Total												$ 8,178,687	$ 529,086	$ 8,178,687	(50,439)				529,086	(710,982)	(774,626)	471,822				$ (183,721)
Stock Issued During Period, Value, New Issues															2,616,062				2,616,062		96,320	1,486,980
Proceeds from Stock Options Exercised														$ 0	$ 228,875				$ 228,875	$ 0	$ 0	$ 0
Unsecured Debt [Member]
Debt Conversion, Converted Instrument, Shares Issued | shares										436,908
Debt Conversion, Converted Instrument, Amount										$ 115,223
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period | shares															416,667	[1]	416,667	[1]	1,310,734
Stock Issued During Period, Value, Stock Options Exercised															$ 335,060	[1]			$ 1,311
Stock Issued During Period, Shares, Issued for Services | shares	[2]																					200,000
Stock Issued During Period, Value, Issued for Services	[2]																					$ 117,192
Stock Issued During Period, Shares, Acquisitions | shares														6,000,063
Shares, Outstanding | shares												72,408,313	49,737,096	72,408,313	49,737,096				49,737,096	36,621,885	11,641,667	11,475,000				9,000,000	[3]
Stockholders' Equity Attributable to Parent, Total												$ 72,408	$ 49,737	$ 72,408	$ 49,737				$ 49,737	$ 36,622	$ 1,658,585	$ 1,569,594				$ 5	[3]
Stock Issued During Period, Shares, New Issues | shares															3,430,756		3,430,756		10,792,335		166,667	2,525,000
Stock Repurchased and Retired During Period, Shares | shares	[4]																					250,000
Stock Issued During Period, Value, New Issues															$ 2,616,062				$ 10,792		$ 96,320	$ 1,486,980
Proceeds from Stock Options Exercised															228,875		CAD 250,000
Stock Issued During Period, Value, Employee Stock Ownership Plan															$ 106,185
Common Stock [Member] | Debt One [Member]
Stock Issued During Period, Shares, New Issues | shares															105,555		105,555
Stock Issued During Period, Value, New Issues															$ 87,638		CAD 95,000
Common Stock [Member] | Libermann Family Trust [Member]
Stock Issued During Period, Shares, New Issues | shares															33,333		33,333
Stock Issued During Period, Value, New Issues															$ 27,585		CAD 30,000
Common Stock [Member] | Director [Member]
Shares, Outstanding | shares	[5]																									1,000,000
Common Stock [Member] | Two Founders [Member]
Stock Repurchased and Retired During Period, Shares | shares																						125,000
Investor [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares															$ 0.23
Principal Owner [Member] | Common Stock [Member]
Shares, Outstanding | shares	[5]																									7,750,000
Stockholders' Equity Attributable to Parent, Total																										$ 2
Consultant [Member] | Common Stock [Member]
Shares, Outstanding | shares	[5]																									250,000
Director And Consultant [Member] | Common Stock [Member]
Shares, Outstanding | shares	[5]																									1,250,000
Stockholders' Equity Attributable to Parent, Total																										$ 3
Private Placement [Member] | Common Stock [Member]
Shares Issued, Price Per Share | (per share)																						$ 0.59			CAD 0.60
Proceeds from Issuance of Private Placement																						$ 170,815
Stock Issued During Period, Shares, New Issues | shares	[6]																					291,667
Stock Issued During Period, Value, New Issues	[6]																					$ 170,815
Exchangable Shares [Member]
Stock Issued During Period, Shares, Other | shares											10,792,335
Shares Issued, Price Per Share | $ / shares											$ 0.24
Proceeds from Issuance of Private Placement											$ 2,616,062
Payments of Stock Issuance Costs											$ 11,609
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period | shares									1,310,734
Stock Issued During Period, Value, Stock Options Exercised									$ 228,875
Stock Transferred To Lenders | shares								314,560
Stock Reimbursed To Officers | shares								320,000
Stock Issued During Period, Shares, Issued for Services | shares								262,904
Stock Issued During Period, Value, Issued for Services								$ 241,185
Share-based Compensation								$ 210,323
First Closing [Member]
Payments of Stock Issuance Costs							$ 848,822
Stock Units Issued During Period | shares							7,735,750
Proceeds From Issuance of Stock Units							$ 6,188,600
Stock Units Issued During Period, Purchase Price Per Unit | $ / perunit							0.80
Stock Units Description														Each Unit consists of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years.
Warrants Exercisable Period							4 years
Bridge Loan							$ 500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 0.80
Class of Warrant or Right, Outstanding | shares							773,575
Stock Issued During Period, Shares, Acquisitions | shares							50,000,000
Business Acquisition, Percentage of Voting Interests Acquired							100.00%
First Closing [Member] | Investor [Member]
Stock Issued During Period, Shares, Acquisitions | shares							7,735,750
First Closing [Member] | Drywave Stockholders [Member]
Stock Issued During Period, Shares, Acquisitions | shares							6,000,063
Second Closing [Member]
Payments of Stock Issuance Costs						$ 141,100
Stock Units Issued During Period | shares						1,212,500
Proceeds From Issuance of Stock Units						$ 970,000
Stock Units Description														Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years.
Warrants Exercisable Period						4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 0.80
Class of Warrant or Right, Outstanding | shares						121,250
Third Closing [Member]
Payments of Stock Issuance Costs					$ 92,690
Stock Units Issued During Period | shares					891,250
Proceeds From Issuance of Stock Units					$ 713,000
Stock Units Description														Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years.
Warrants Exercisable Period					4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 0.80
Class of Warrant or Right, Outstanding | shares					89,125
Convertible Secured Promissory Note [Member]
Debt Conversion, Converted Instrument, Shares Issued | shares									575,234
Debt Conversion, Converted Instrument, Amount									$ 124,523
Debt Conversion, Converted Instrument, Rate									20.00%
Fourth Closing [Member]
Payments of Stock Issuance Costs				$ 338,960
Stock Units Issued During Period | shares				3,115,000
Proceeds From Issuance of Stock Units				$ 2,492,000
Stock Units Description														Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years.
Warrants Exercisable Period				4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 0.80
Class of Warrant or Right, Outstanding | shares				311,500
Fifth Closing [Member]
Payments of Stock Issuance Costs			$ 151,975
Stock Units Issued During Period | shares			1,418,750
Proceeds From Issuance of Stock Units			$ 1,135,000
Stock Units Description														Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years.
Warrants Exercisable Period			4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 0.80
Class of Warrant or Right, Outstanding | shares			141,875
Sixth Closing [Member]
Payments of Stock Issuance Costs		$ 211,656
Stock Units Issued During Period | shares		2,035,000
Proceeds From Issuance of Stock Units		$ 1,628,000
Stock Units Description														Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years
Warrants Exercisable Period		4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 0.80
Class of Warrant or Right, Outstanding | shares		203,500
Private Placement Two [Member] | Common Stock [Member]
Shares Issued, Price Per Share | (per share)																						$ 0.59			0.60
Proceeds from Issuance of Private Placement																						$ 256,016
Stock Issued During Period, Shares, New Issues | shares	[7]																					437,500
Stock Issued During Period, Value, New Issues	[7]																					$ 256,016
Private Placement Three [Member] | Common Stock [Member]
Shares Issued, Price Per Share | (per share)																						$ 0.61			0.60
Proceeds from Issuance of Private Placement																						$ 232,546
Stock Issued During Period, Shares, New Issues | shares	[8]																					383,333
Stock Issued During Period, Value, New Issues	[8]																					$ 232,546
Private Placement One [Member] | Common Stock [Member]
Shares Issued, Price Per Share | (per share)																						$ 0.58			0.60
Proceeds from Issuance of Private Placement																						$ 519,420
Stock Issued During Period, Shares, New Issues | shares	[9]																					895,834
Stock Issued During Period, Value, New Issues	[9]																					$ 519,420
Private Placement Four [Member] | Common Stock [Member]
Shares Issued, Price Per Share | (per share)																						$ 0.60			CAD 0.60
Proceeds from Issuance of Private Placement																						$ 308,183
Stock Issued During Period, Shares, New Issues | shares	[10]																					516,666
Due From Issuance Of Private Placement																						$ 58,846
Stock Issued During Period, Value, New Issues	[10]																					$ 308,183
Private Placement Five [Member] | Common Stock [Member]
Shares Issued, Price Per Share | (per share)																					$ 0.58			CAD 0.60
Proceeds from Issuance of Private Placement																					$ 96,320
Stock Issued During Period, Shares, New Issues | shares	[11]																				166,667
Stock Issued During Period, Value, New Issues	[11]																				$ 96,320
Private Placement Six [Member] | Common Stock [Member]
Shares Issued, Price Per Share | (per share)															$ 0.82								CAD 0.90
Proceeds from Issuance of Private Placement															$ 2,616,062		CAD 2,864,680
Payments of Stock Issuance Costs															$ 11,609
Stock Issued During Period, Shares, New Issues | shares															3,182,978		3,182,978
Due From Issuance Of Private Placement															$ 247,778
Private Placement Seven [Member] | Common Stock [Member]
Shares Issued, Price Per Share | (per share)															$ 0.68								CAD 0.90
Stock Issued During Period, Shares, Conversion of Units | shares															182,860		182,860
Debt Instrument, Increase, Accrued Interest															$ 124,523		CAD 131,659
Debt Instrument, Interest Rate, Effective Percentage															20.00%

[1]	In June 2014, the Company issued 416,667 common shares for the exercise of stock options. The Company received cash of $228,875 ($250,000 CAD). The value of the options, $106,185, was transferred from contributed surplus to share capital on exercise.
[2]	In May, 2012, 200,000 common shares valued at $117,192 were issued for settlement of accounts payable relating to services performed in the prior year, which is included in general and administrative expenses for the year ended March 31, 2013.
[3]	The opening balance consists of 7,750,000 common shares issued to its two founders for a consideration of $2, 1,000,000 commons shares issued to two directors and 250,000 common shares to a consultant for a total of 1,250,000 common shares for consideration of $3.
[4]	In August, 2012, 125,000 common shares each issued to the two founders on March 24, 2011, for a total of 250,000 common shares were cancelled.
[5]	In April, 2014, the Company completed a private placement issuing 3,182,978 common shares at a price of $0.82 ($0.90 CAD) per share for gross proceeds of $2,616,062 ($2,864,680 CAD). A former director of the Company assisted in securing a significant portion of this financing. As a result the Company issued 247,778 common shares as a finder’s fee to this director. The Company also incurred $11,609 in share issue costs related to the transaction.
[6]	In May, 2012, the Company issued through a private placement, 291,667 common shares at a price of $0.59 (0.60 CAD) per share for aggregate gross proceeds of $170,815.
[7]	In September, 2012, the Company issued through a private placement, 437,500 common shares at a price of $0.59 (0.60 CAD) per share for aggregate gross proceeds of $256,016.
[8]	In December, 2012, the Company issued through a private placement, 383,333 common shares at a price of $0.61 (0.60 CAD) per share for aggregate gross proceeds of $232,546.
[9]	In June, 2012, the Company issued through a private placement, 895,834 common shares at a price of $0.58 (0.60 CAD) per share for aggregate gross proceeds of $519,420.
[10]	In March 2013, the Company issued through a private placement, 516,666 common shares at a price of $0.60 (0.60 CAD) per share for aggregate gross proceeds of $308,183. $58,846 of the proceeds were not received as at March 31, 2013 and accordingly are presented as subscriptions receivable on the balance sheet.
[11]	In June, 2013, the Company issued through a private placement, 166,667 common shares at a price of $0.58 ($0.60 CAD) per share for aggregate gross proceeds of $96,320.